Filed Pursuant to Rule 497(e)
SEC File No. 333-70089

SUPPLEMENT DATED JANUARY 23, 2009 TO

PROSPECTUS DATED JANUARY 4, 1999 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICIES

ISSUED BY

GENWORTH LIFE INSURANCE COMPANY

THROUGH ITS

GENWORTH LIFE VA SEPARATE ACCOUNT

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective January 26, 2009, the Service Center for your annuity contracts is changed to:

Genworth Life Insurance Company

P.O. Box 40012

Lynchburg, Virginia 24506

(800) 352.9910

Our Home Office is located at:

Genworth Life Insurance Company

6620 West Broad Street, Building 2

Richmond, Virginia 23230

For any questions, please refer to the information above.